Revenue From Contracts With Customers - Additional information (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015	Dec. 31, 2018
Revenue From Contracts With Customers
Non-refundable payment to be received		$ 15.0
Non-refundable up-front fee	$ 1.0
Unamortized balance of deferred revenue that was recorded as revenues due to the termination of the development and license agreement			$ 0.9
Unamortized balance of deferred sublicense payments that was recorded as cost of sales due to the termination of the development and license agreement			$ 0.1